Derivative financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments
Cost of hedging to be reclassified to profit or loss - Loans hedging	$ 508
Description of duration of hedging, financial assets		7 years